2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Basis Of Presentation And Significant Accounting Policies [Line Items]
Comprehensive loss adjustment due to correction of accounting for foreign currency matters in a prior period			$ 240,000
Accumulated other comprehensive loss adjustment due to correction of accounting for foreign currency matters in a prior period			310,000
Letter of credit			$ 66,000
Letter of credit purpose			Required for operating lease for office and laboratory space in Lexington, Massachusetts.
Impairment of indefinate lived intangible assets			$ 0	$ 0
Impairment of goodwill			0	0
Impairment of long-lived assets			$ 0	$ 0
Antidilutive shares			365,000	360,000
Common Stock Awards [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
JSOP awards issued	8,647	3,181	34,403	104,006
JSOP [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
JSOP awards issued			323,885